PREPAYMENT AND OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER ASSETS

	June 30,	December 31,
	2024	2023
	(Unaudited)	(Audited)
Prepaid VAT taxes	$1,483,892	$1,442,517
Prepaid expenses	742,456	21,983
Other receivables	82,227	307,700
Consumables and spare parts	139,266	148,376
Prepayment and other current assets	$2,447,841	$1,920,576

Other receivable from well equipment	$609,602	$609,604
Deposit and others	132,542	134,836
Durable spare parts	127,128	128,107
Advanced to venders	5,806	-
Other assets - non current	875,078	872,547
Less: allowance on doubtful receivables	(59,604)	(59,604)
Other non-current assets, net	$815,474	$812,943